WARRANTS	12 Months Ended
Dec. 31, 2025
WARRANTS
WARRANTS

24. WARRANTS

In January 2021, the Group entered into a share subscription and warrant purchase agreement with the holding entities of several investors (“Investors”) in the cryptocurrencies mining industry based on the pre-agreed legally-binding term sheet. Pursuant to the purchase agreement, the Group issued 8,108,100 Class A ordinary shares in aggregate at US$0.1233 per Class A ordinary share and 207,891,840 warrants in aggregate, each warrant representing the right to purchase one Class A ordinary share, to the Investors in February 2021. The warrants are divided into four equal tranches: Tranche I Warrants, Tranche II Warrants, Tranche III Warrants and Tranche IV Warrants. The exercise price of each of the Tranche I Warrants, Tranche II Warrants and Tranche III Warrants is US$0.1233 per Class A ordinary share while the exercise price of the Tranche IV Warrants is US$0.2667 per Class A ordinary share. The warrants will only be exercisable upon the satisfaction of its respective condition in connection with the market capitalization of the Company reaching US$100 million, US$300 million, US$500 million and US$1 billion within the time frames of 6 months, 12 months, 24 months and 36 months from its issuance date, respectively. The transaction was closed in February 2021. These warrants are classified as equity and so there is no remeasurement to the warrants after initial recognition. The fair value of these warrants as of the initial recognition was US$122 million. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.18%), (2) expected warrant life of 3 years, (3) expected volatility of 190%, and (4) expected dividend yield of 0%. In July 2022, our board of directors approved to cancel 51,972,960 Tranche IV warrants previously granted. The fair value of the remaining Tranche I/II/III warrants was US$92 million. The warrants expired in 2024.

In April 2021, the Group completed an underwritten offering with Maxim Group LLC. In this transaction, The Group issued 112,953,000 Class A ordinary shares, or 3,765,100 American Depositary Shares (“ADSs”) and warrants to purchase 2,823,825 ADSs. The offering price of each ADS and accompanying 0.75 of an ADS warrant is $33.20. Each warrant has an exercise price of $36.00 per ADS, will be exercisable upon issuance, and will expire three years from the date of issuance. In addition, the underwriter Maxim Group LLC also subscribed the over-allotment for an additional 16,942,800 Class A ordinary shares, or 564,760 ADSs and warrants to purchase 423,570 ADSs at the same price. The over-allotment warrants also have an exercise price of $36.00 per ADS, will be exercisable upon issuance, and will expire three years from the date of issuance. These warrants are classified as equity and so there is no remeasurement to the warrants after initial recognition. The fair value of these warrants as of the initial recognition was US$94 million. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.37%), (2) expected warrant life of 3 years, (3) expected volatility of 236%, and (4) expected dividend yield of 0%. The warrants expired in 2024.

On November 13, 2023, the Company sold and issued (i)150,000,000 Class A ordinary shares (equivalent to 500,000 American Depository Shares, or ADSs) at a price of USD12 per ADS; (ii) two-year 3% per annum convertible promissory note at the purchase price of US$6 million with the conversion price of USD15 per ADS and (iii) warrants to purchase an aggregate of 120,000,000 Class A ordinary shares (equivalent to 400,000 ADSs) at an exercise price of US$60 per ADS. The warrants will expire two years from the date of issuance. All of the above securities are subject to a 6-month lock up period. The Company has raised a total of US$12 million as the aggregate consideration for the securities. These warrants are classified as equity and there is no remeasurement to the warrants after initial recognition. The fair value of these warrants as of the initial recognition was US$488,881. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (5.02%), (2) expected warrant life of 2 years, (3) expected volatility of 111%, and (4) expected dividend yield of 0%. On March, 2025, the Company and the warrant buyer signed an amendment to the warrant. According to the amendment, by mutual written agreement entered into no later than one month before the expiration of the Exercise Period further extend the Exercise Period for another calendar year, so that the total Exercise Period may be four years commencing from the Issuance Date.

On March 27, 2025, the Company sold and issued (i)117,000,000 Class A ordinary shares (equivalent to 390,000 American Depository Shares, or ADSs) at a price of USD12.72 per ADS; and (ii) warrants to purchase an aggregate of 90,000,000 Class A ordinary shares (equivalent to 300,000 ADSs) at an exercise price of US$0.2 per Class A Share (equivalent to US$60 per ADS). The warrants will expire two years from the date of issuance. All of the above securities are subject to a 6-month lock up period. The Company has raised a total of US$4.96 million as the aggregate consideration for the securities. These warrants are classified as equity and there is no remeasurement to the warrants after initial recognition. The fair value of these warrants as of the initial recognition was US$2.8 million. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (3.73%), (2) expected warrant life of 2 years, (3) expected volatility of 193.7%, and (4) expected dividend yield of 0%.

On March 27, 2025, the Company sold and issued (i) 47,169,600 Class A ordinary shares (equivalent to 157,232 American Depository Shares, or ADSs) at a price of USD12.72 per ADS; and (ii) warrants to purchase an aggregate of 141,508,800 Class A ordinary shares (equivalent to 471,696 ADSs) at an exercise price of US$0.0424 per Class A Share (equivalent to US$12.72 per ADS). The warrants will expire two years from the date of issuance. All of the above securities are subject to a 6-month lock up period. The Company has raised a total of US$ 2 million as the aggregate consideration for the securities. These warrants are classified as equity and there is no remeasurement to the warrants after initial recognition. The fair value of these warrants as of the initial recognition was US$4.5 million. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (3.97%), (2) expected warrant life of 2 years, (3) expected volatility of 192.78%, and (4) expected dividend yield of 0%.

On March 27, 2025, the Company sold and issued (i) 23,584,800 Class A ordinary shares (equivalent to 78,616 American Depository Shares, or ADSs) at a price of USD12.72 per ADS; and (ii) warrants to purchase an aggregate of 70,754,400 Class A ordinary shares (equivalent to 235,848 ADSs) at an exercise price of US$0.0424 per Class A Share (equivalent to US$12.72 per ADS). The warrants will expire two years from the date of issuance. All of the above securities are subject to a 6-month lock up period. The Company has raised a total of US$ 1 million as the aggregate consideration for the securities. These warrants are classified as equity and there is no remeasurement to the warrants after initial recognition. The fair value of these warrants as of the initial recognition was US$2.2 million. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (3.97%), (2) expected warrant life of 2 years, (3) expected volatility of 192.78%, and (4) expected dividend yield of 0%.

On September 23, 2025, the Company sold and issued (i) 65,934,000 Class A ordinary shares (equivalent to 219,780 American Depository Shares, or ADSs) at a price of USD9.10 per ADS; and (ii) warrants to purchase an aggregate of 141,508,800 Class A ordinary shares (equivalent to 471,696 ADSs) at an exercise price of US$0.0424 per Class A Share (equivalent to US$12.72 per ADS). The warrants will expire two years from the date of issuance. All of the above securities are subject to a 6-month lock up period. The Company has raised a total of US$ 2 million as the aggregate consideration for the securities. These warrants are classified as equity and there is no remeasurement to the warrants after initial recognition. The fair value of these warrants as of the initial recognition was US$2.4 million. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (3.53%), (2) expected warrant life of 2 years, (3) expected volatility of 96.6%, and (4) expected dividend yield of 0%.